JPMorgan Trust I

270 Park Avenue

New York, NY 10017

November 30, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attn: Vincent J. Di Stefano

Re:	JPMorgan Trust I (the “Trust”) on behalf of:
The JPMorgan Global Natural Resources Fund (the “Fund”)
File No. 811-21295 & 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Statement of Additional Information for the Fund does not differ from the one contained in Post-Effective Amendment No. 187 (Amendment No. 188 under the 1940 Act) filed electronically on October 28, 2011.

If you have any questions please call me at (212) 648-0472.

Sincerely,

/s/ Gregory S. Samuels

Gregory S. Samuels

Assistant Secretary

cc: Vincent J. Di Stefano